NON-CURRENT ASSETS AND DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2017
Miscellaneous assets [abstract]
Schedule of non-current assets and in disposal groups held for sale

Non-current assets and in disposal groups held for sale at December 31, 2017 and December 31, 2016 are detailed below:

	As of	As of
	December 31,	December 31,
	2017	2016
	ThUS$	ThUS$
Current assets

Aircraft	236,022	281,158
Engines and rotables	9,197	29,083
Other assets	45,884	26,954
Total	291,103	337,195

Current liabilities
Other liabilities	15,546	10,152
Total	15,546	10,152

Schedule of fleet classified as non-current assets or groups of assets for disposal classified as held

The detail of fleet classified as non-current assets or groups of assets for disposal classified as held for sale is the following:

	As of		As of
	December 31,		December 31,
Aircraft	2017		2016
Boeing 777 Freighter	2	(*)	2	(*)
Airbus A330-200	1		3
Airbus A320-200	1		1
ATR42-300	1		1
Total	5		7

(*) One aircraft leased to DHL.